UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21047

DREYFUS FIXED INCOME SECURITIES
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/06

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS FIXED INCOME SECURITIES: DREYFUS HIGH YIELD SHARES
Statement of Investments
January 31, 2006 (Unaudited)
	Principal
Bonds and Notes--91.6%	Amount [a]		Value ($)

Advertising -- .1%
RH Donnelley Financial,
Sr. Sub. Notes, 10.875%, 2012	8,000	b	9,040
Aerospace & Defense -- 2.4%
Alliant Techsystems,
Sr. Sub. Notes, 8.5%, 2011	10,000		10,550
Argo-Tech,
Sr. Notes, 9.25%, 2011	20,000		21,350
BE Aerospace,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	21,000		22,181
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	9,000		8,978
L-3 Communications:
Conv. Bonds, 3%, 2035	10,000	b	10,325
Sr. Sub. Notes, 7.625%, 2012	45,000		47,362
Sr. Sub. Notes, Ser. B, 6.375%, 2015	15,000		15,000
Transdigm,
Sr. Sub Notes, 8.375%, 2011	45,000		47,475
			183,221
Agricultural -- .2%
Alliance One International,
Notes, 11%, 2012	15,000	b	13,725
Airlines -- .4%
Northwest Airlines,
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	23,983		22,456
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997-1A, 4.91%, 2049	9,718	c	9,704
			32,160
Auto Manufacturing -- .3%
Navistar International,
Sr. Notes, 7.5%, 2011	22,000	d	21,890
Automotive, Trucks & Parts -- 1.3%
Cooper-Standard Automotive,
Sr. Sub. Notes, 8.375%, 2014	10,000		7,975
Goodyear Tire & Rubber,
Sr. Notes, 9%, 2015	40,000	d	40,200
Polypore International,
Sr. Discount Notes, 0/10.5%, 2012	31,000	e	18,523
United Components,
Sr. Sub. Notes, 9.375%, 2013	9,000		9,022
Visteon,
Sr. Notes, 8.25%, 2010	30,000		25,425
			101,145
Banking -- 1.7%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	105,000		108,675
Colonial Bank Montgomery Alabama,
Sub. Notes, 9.375%, 2011	20,000		23,392
			132,067

Building & Construction -- 3.2%
Asia Aluminum,
Secured Notes, 8%, 2011	10,000	b	9,925
Beazer Homes,
Sr. Notes, 6.875%, 2015	20,000		19,600
Compression Polymers,
Sr. Notes, 10.5%, 2013	15,000	b	14,887
DR Horton,
Sr. Notes, 8.5%, 2012	41,000		43,887
Goodman Global:
Sr. Notes, 6.41%, 2012	35,000	b,f	35,306
Sr. Sub. Notes, 7.875%, 2012	9,000	b,f	8,550
Nortek,
Sr. Sub. Notes, 8.5%, 2014	23,000		22,482
Owens Corning,
Debs., 7.5%, 2018	30,000	c	27,600
Notes, 7%, 2009	25,000	c	22,687
Standard-Pacific,
Sr. Notes, 6.5%, 2010	35,000		33,994
Texas Industries,
Sr. Notes, 7.25%, 2013	5,000		5,187
			244,105
Chemicals -- 4.5%
Airgas,
Sr. Sub. Notes, 6.25%, 2014	25,000		24,750
Equistar Chemical/Funding,
Notes, 10.125%, 2008	20,000		21,900
Huntsman:
Sr. Notes, 9.875%, 2009	9,000		9,495
Sr. Secured Notes, 11.625%, 2010	15,000		17,250
Huntsman ICI Chemicals,
Sr. Sub. Notes, 10.125%, 2009	66,000		68,558
Ineos,
Notes, 8.5%, 2016	45,000	b	45,000
Nalco,
Sr. Sub. Notes, 8.875%, 2013	64,000		67,200
Nova Chemicals,
Sr. Notes, 6.5%, 2012	25,000		24,125
PQ,
Sr. Sub. Notes, 7.5%, 2013	10,000	b	9,475
Rhodia,
Sr. Notes, 10.25%, 2010	33,000		36,712
Rockwood Specialties,
Sr. Sub. Notes, 10.63%, 2011	13,000		14,267
Westlake Chemical,
Notes, 6.625%,2016	10,000		10,062
			348,794
Commercial & Professional Services -- .9%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	13,000		14,414
Hertz:
Sr. Notes, 8.875%, 2014	20,000	b	20,750
Sr. Sub. Notes, 10.5%, 2016	10,000	b,d	10,500
Service Corp International,
Sr. Notes, 7%, 2017	10,000	b	10,200

Williams Scotsman,
Sr. Notes, 8.5%, 2015		10,000		10,400
				66,264
Consumer Products -- 1.1%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012		21,000	d	16,380
Church & Dwight,
Notes, 6%, 2012		35,000		34,563
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011		30,000	d	31,687
Rayovac,
Sr. Sub. Notes, 8.5%, 2013		6,000		5,175
				87,805
Diversified Financial Services -- 6.1%
BCP Crystal,
Sr. Sub. Notes, 9.625%, 2014		32,000		35,680
CCM Merger,
Notes, 8%, 2013		20,000	b	19,600
Consolidated Communications Illinois/Texas,
Sr. Notes, 9.75%, 2012		10,000		10,675
E*Trade Financial,
Sr. Notes, 7.375%, 2013		10,000	b	10,250
FINOVA,
Notes, 7.5%, 2009		21,280		7,448
Ford Motor Credit:
Global Landmark Securities, 7.375%, 2009		25,000		23,408
Notes, 5.29%, 2006		65,000	f	64,489
Notes, 5.349%, 2007		20,000	f	18,920
GMAC:
Bonds, 8%, 2031		25,000	d	25,561
Deb., 6.125%, 2008		25,000		24,047
Notes, 4.375%, 2007	EUR	35,000		40,640
Notes, 7.75%, 2010		55,000		54,190
Sr. Notes, 5.375%, 2011	EUR	15,000		17,101
Glencore Funding,
Notes, 6%, 2014		25,000	b	23,757
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014		10,000		10,225
Residential Capital:
Sr. Notes, 6.375%, 2010		50,000		51,302
Sr. Notes, 6.875%, 2015		15,000		16,150
Stena AB,
Sr. Notes, 7.5%, 2013		13,000	d	12,740
				466,183
Diversified Metals & Mining -- 1.7%
CSN Islands VIII,
Sr. Notes, 10%, 2015		23,000	b	26,369
Consol Energy,
Notes, 7.875%, 2012		42,000		45,885
Freeport-McMoRan Copper & Gold,
Sr. Notes, 6.875%, 2014		25,000		25,469
Gibraltar Industries,
Sr. Sub. Notes, 8%, 2015		15,000	b	15,112
International Steel,
Sr. Notes, 6.5%, 2014		15,000		15,375

			128,210
Electric Utilities -- 7.9%
AES:
Sr. Sub. Notes, 8.875%, 2011	100,000	d	108,500
Sr. Sub. Notes, 9.375%, 2010	35,000		38,412
Allegheny Energy Supply,
Bonds, 8.25%, 2012	90,000	b	100,350
CMS Energy,
Sr. Notes, 9.875%, 2007	37,000		39,729
MSW Energy:
Notes, 7.375%, 2010	10,000		10,350
Secured Bonds, 8.5%, 2010	20,000		21,350
Mirant,
Sr. Notes, 7.375%, 2013	70,000	b	71,575
NRG Energy:
Sr. Notes, 7.25%, 2014	20,000		20,375
Sr. Secured Notes, 8%, 2013	25,000		28,000
Nevada Power:
First Mortgage, 6.50%, 2012	7,000		7,210
Mortgage, Bonds Ser. A, 8.25%, 2011	18,000		20,025
Notes, Ser. E, 10.875%, 2009	10,000		10,913
Reliant Energy,
Sr. Secured, Notes, 9.25%, 2010	44,000		43,670
Reliant Resources,
Sr. Secured Notes, 9.5%, 2013	20,000		19,900
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	54,000		59,037
TECO Energy,
Sr. Notes, 6.75%, 2015	10,000		10,600
			609,996
Environmental Control -- 2.9%
Allied Waste:
Sr. Notes, Ser. B, 8.5%, 2008	149,000		157,381
Sr. Notes, Ser. B, 9.25%, 2012	45,000		48,938
Geo Sub,
Sr. Notes, 11%, 2012	14,000		13,580
			219,899
Food & Beverages -- 2.5%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	3,000		3,075
Corn Products International:
Sr. Notes, 8.25%, 2007	15,000		15,609
Sr. Notes, 8.45%, 2009	15,000		16,457
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	28,000		29,820
Dole Foods:
Debs., 8.75%, 2013	9,000		9,124
Sr. Notes, 8.625%, 2009	9,000		9,236
Sr. Notes, 8.875%, 2011	6,000		6,113
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	5,000		5,275
Smithfield Foods,
Sr. Notes, 7%, 2011	25,000		25,500
Stater Brothers:
Sr. Notes, 7.99125%, 2010	20,000	f	20,200

Sr. Notes, 8.125%, 2012		55,000		55,000
				195,409
Health Care -- 3.8%
Fresenius Finance,
Sr. Notes, 5%, 2013	EUR	5,000	b	6,172
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014		14,000		15,470
DaVita,
Sr. Sub. Notes, 7.25%, 2015		15,000	d	15,169
Extendicare Health Services,
Sr. Notes, 9.5%, 2010		11,000		11,729
HCA,
Notes, 8.75%, 2010		50,000		55,377
Healthsouth,
Sr. Notes, 8.375%, 2011		30,000		31,500
Psychiatric Solutions,
Sr. Sub. Notes, 7.75%, 2015		10,000		10,400
Tenet Healthcare,
Sr. Notes, 9.875%, 2014		106,000		106,530
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013		41,000		41,564
				293,911
Lodging & Entertainment -- 8.0%
AMC Entertainment,
Sr. Sub. Notes, 9.875%, 2012		20,000		19,100
Chumash Casino & Resort Enterprise,
Sr. Notes, 9.26%, 2010		10,000	b	10,638
Cinemark,
Sr. Discount Notes, 0/9.75%, 2014		25,000	e	18,375
Gaylord Entertainment,
Sr. Notes, 6.75%, 2014		20,000		19,600
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010		25,000		24,562
Isle of Capri Casinos:
Sr. Sub. Notes, 7%, 2014		15,000		14,794
Sr. Sub. Notes, 9%, 2012		15,000		15,975
Leslie's Poolmart,
Sr. Notes, 7.75%, 2013		15,000		15,131
MGM Mirage,
Notes, 8.5%, 2010		25,000		27,250
Mandalay Resort:
Sr. Notes, 6.5%, 2009		24,000		24,360
Sr. Sub. Notes, Ser. B, 10.25%, 2007		50,000		53,500
Mashantucket Western Pequot Tribe,
Bonds, 5.912%, 2021		45,000	b	44,580
Mohegan Tribal Gaming Authority:
Sr. Notes, 6.125%, 2013		55,000		54,794
Sr. Sub. Notes, 6.375%, 2009		25,000		25,375
Sr. Sub. Notes, 8%, 2012		15,000		15,881
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2010		15,000		16,181
Sr. Sub. Notes, 8.875%, 2008		30,000		32,550
Penn National Gaming:
Sr. Sub. Notes, 6.75%, 2015		10,000		10,025
Sr. Sub. Notes, 6.875%, 2011		25,000		25,562

Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	15,000		16,650
Royal Caribbean Cruises,
Sr. Notes, 8.75%, 2011	35,000		39,649
Seneca Gaming,
Sr. Notes, 7.25%, 2012	15,000	b	15,262
Speedway Motorsports,
Sr. Sub. Notes, 6.75%, 2013	40,000		40,750
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	11,000	b	11,495
Wynn Las Vegas Capital,
First Mortgage Notes, 6.625%, 2014	25,000		24,469
			616,508
Machinery -- 2.1%
Case New Holland,
Sr. Notes, 9.25%, 2011	45,000		48,375
Columbus McKinnon,
Sr. Sub. Notes, 8.875%, 2013	10,000	b	10,575
Douglas Dynamics,
Sr. Notes, 7.75%, 2012	60,000	b	58,200
Terex:
Notes, 7.375%, 2014	20,000		20,200
Sr. Sub. Notes, Ser. B, 10.375%, 2011	25,000		26,563
			163,913
Manufacturing -- .3%
JB Poindexter & Co,
Sr. Notes, 8.75%, 2014	33,000		27,473
Media -- 6.1%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	26,000	c	17,290
CSC Holdings,
Sr. Notes, 7.25%, 2012	79,000	b	75,840
Charter Communications,
Sr. Notes, 8.75%, 2013	35,000	d	33,775
Dex Media East Finance:
Sr. Sub. Notes, Ser. B, 9.875%, 2009	3,000		3,255
Sr. Sub. Notes, Ser. B, 12.125%, 2012	50,000		58,125
Dex Media West Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	75,000		83,156
Entercom Radio Capital,
Sr. Sub. Notes, 7.625%, 2014	10,000		10,225
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	75,000	b	79,125
LBI Media,
Sr. Discount Notes, 0/11%, 2013	19,000	e	14,084
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	5,000		5,425
Nexstar Finance,
Sr. Discount Notes, 0/11.375%, 2013	36,000	e	27,855
Radio One,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	25,000		26,406
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	35,000		37,144
			471,705
Oil & Gas -- 8.1%

ANR Pipeline,
Notes, 8.875%, 2010	30,000		32,243
Dynegy:
Secured Notes, 9.875%, 2010	73,000	b	80,300
Secured Notes, 10.125%, 2013	22,000	b	24,942
El Paso:
Debs., 6.5%, 2008	14,000	b	14,105
Notes, 7.625%, 2008	68,000	b,d	70,210
Notes, 7.75%, 2010	70,000	b	73,150
El Paso Production,
Sr. Notes, 7.75%, 2013	30,000		31,875
Hanover Compressor,
Sr. Notes, 8.625%, 2010	13,000		13,877
Sr. Notes, 9%, 2014	21,000		23,047
Hanover Equipment Trust,
Sr. Secured Notes, Ser. B, 8.75%, 2011	22,000		23,292
McMoRan Exploration,
Sr. Notes, 5.25%, 2011	16,000	b	21,040
Southern Natural Gas,
Notes, 8.875%, 2010	25,000		26,869
Whiting Petroleum,
Sr. Sub. Notes, 7.25%, 2013	35,000		35,744
Williams Cos.,
Debs., Ser. A, 7.5%, 2031	50,000		53,250
Notes, 6.536%, 2010	25,000	b,f	25,687
Notes, 7.125%, 2011	10,000		10,475
Notes, 7.625%, 2019	25,000		27,500
Notes, 7.875%, 2021	30,000		33,300
			620,906
Packaging & Containers -- 6.2%
Ball,
Notes, 6.875%, 2012	35,000		35,919
Berry Plastics,
Sr. Sub. Notes, 10.75%, 2012	30,000		32,700
Crown Americas Capital:
Sr. Notes, 7.625%, 2013	115,000	b	119,600
Sr. Notes, 7.75%, 2015	65,000	b	67,763
Norampac,
Sr. Notes, 6.75%, 2013	25,000		23,375
Owens Brockway:
Sr. Notes, 6.75%, 2014	8,000		7,780
Sr. Notes, 8.25%, 2013	5,000		5,288
Sr. Secured Notes, 7.75%, 2011	15,000		15,750
Sr. Secured Notes, 8.875%, 2009	15,000		15,731
Sr. Secured Notes, 8.75%, 2012	2,000		2,160
Owens-Illinois,
Debs., 7.8%, 2018	60,000		60,900
Plastipak,
Sr. Notes, 8.5%, 2015	40,000	b	41,200
Solo Cup,
Sr. Sub. Notes, 8.5%, 2014	15,000	d	13,312
Stone Containers,
Sr. Notes, 9.75%, 2011	34,000		34,510
			475,988
Paper & Forest Products -- 1.6%

Appleton Papers,
Sr. Sub. Notes, 9.75%, 2014	57,000	d	54,435
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	15,000		15,150
Georgia-Pacific Corporation,
Sr. Notes, 8%, 2014	15,000		14,700
Temple-Inland,
Bonds, 6.625%, 2018	35,000	d	36,006
			120,291
Real Estate Investment Trust -- 1.1%
BF Saul,
Sr. Secured Notes, 7.5%, 2014	35,000		35,963
Host Marriott,
Sr. Notes, Ser. M, 7%, 2012	45,000		46,238
			82,201
Retail -- 1.6%
Amerigas Partners,
Sr. Notes, 7.25%, 2015	15,000		15,113
JC Penney,
Sr. Notes, 8%, 2010	21,000		23,027
Jean Coutu,
Sr. Sub. Notes, 7.625%, 2012	30,000	d	30,150
Neiman-Marcus,
Sr. Notes, 9%, 2015	10,000	b	10,425
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	15,000		15,375
Sr. Secured Notes, 12.5%, 2006	12,000		12,540
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	15,000		14,138
			120,768
State Government - .5%
Erie Tobacco Asset Securitization,
Asset-Backed, Ser. E, 6%, 2028	15,000		14,745
Tobacco Settlement Authority of Iowa,
Asset-Backed, Ser. A, 6.5%, 2023	25,000		24,935
			39,680
Structured Index -- 3.6%
Dow Jones CDX,
Credit Linked Notes, Ser. 4-T2, 6.75%, 2010	277,000	b,g	276,654
Technology -- 2.1%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	25,000		26,438
Fisher Scientific International,
Sr. Sub. Notes, 6.125%, 2015	25,000		25,156
Freescale Semiconductor:
Sr. Notes, 6.875%, 2011	65,000		68,250
Sr. Notes, 7.125%, 2014	20,000		21,250
Imax,
Sr. Notes, 9.625%, 2010	13,000		13,358
Sungard Data Systems,
Sr. Notes, 8.524%, 2013	5,000	b,f	5,213
			159,665
Telecommunications -- 6.4%
American Tower:
Sr. Notes, 7.125%, 2012	24,000		25,020

Sr. Sub. Notes, 7.25%, 2011	37,000		38,758
American Tower Escrow,
Discount Notes, 0%, 2008	10,000		7,913
Hawaiian Telcom Communications,
Sr. Notes, 9.9475%, 2013	15,000	b,f	14,963
Innova S de RL,
Notes, 9.375%, 2013	23,000		25,616
Intelsat Bermuda,
Sr. Notes, 8.25%, 2013	30,000	b	30,075
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	73,000	c	7,483
Qwest,
Bank Note, Ser. A, 8.53%, 2007	15,200	f	15,599
Bank Note, Ser. B, 6.95%, 2010	2,000	f	2,040
Sr. Notes, 7.5%, 2014	80,000	b	81,200
Sr. Notes, 7.74125%, 2013	5,000	b,f	5,419
Sr. Notes, 7.875%, 2011	35,000		37,188
Rogers Wireless Communications,
Secured Notes, 7.25%, 2012	50,000		53,125
Rural Cellular,
Sr. Notes, 9.875%, 2010	10,000		10,800
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	58,000	e	54,810
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	24,000		26,460
US Unwired,
Second Priority Sr. Secured Notes, Ser. B, 10%, 2012	37,000		42,088
Wind Acquisition Finance,
Sr. Bonds, 10.75%, 2015	10,000	b	10,713
			489,270
Textiles & Apparel -- 1.3%
INVISTA,
Notes, 9.25%, 2012	65,000	b	69,550
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	31,000		35,340
			104,890
Transportation -- 1.6%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	23,000		23,460
Greenbrier Cos.,
Sr. Notes, 8.375%, 2015	25,000		26,188
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	29,000		30,450
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	41,000		43,460
			123,558
Total Bonds and Notes
(cost $6,873,381)			7,047,294

Preferred Stocks -- .9%	Shares		Value ($)

Media;
Paxson Communications,
Cum. Conv., $975	6	b	41,899
Spanish Broadcasting System (Units)
Cum. Conv., Ser. B, $107.5	24		26,065

(cost $45,652)			67,964

Common Stocks -- .4%

Chemicals -- 0%
Huntsman	117	h	2,530
Energy -- .4%
Mirant Corp.	840	h	23,518
Williams Cos.	413	h	9,846
			33,364
Textiles & Apparel -- 0%
Dan River	901	h	180
Lodging & Entertainment -- 0%

Total Common Stocks
(cost $54,968)			36,074

Other Investments -- 5.9%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $457,000)	457,000	i	457,000

Investment of Cash Collateral for Securities Loaned -- 6.7%

Registered Investment Company;
Dreyfus Institutional Cash Advanatage Plus Fund
(cost $516,020)	516,020	i	516,020

Total Investment		105.5%	8,124,352
Liabilities, Less Cash and Receivables		(5.5%)	(425,384.6)
Net Assets		100.0%	7,698,967

[a] Principal amount stated in U.S Dollars unless otherwise noted.
EUR--Euro
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At January 31, 2006, these securities amounted to $1,860,691 or 24.2% of net assets.
[c] Non-income producing--security in default.
[d] All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund's securities on loan is $487,090 and the total market value of the collateral held by the fund is $516,020.
[e] Zero Coupon until a specified date at which time the stated coupon rate becomes effective until maturity date.
[f] Variable rate security--interest rate subject to periodic change.
[g] Security linked to portfolio of debt securities.
[h] Non-income producing.
[i] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS FIXED INCOME SECURITIES: DREYFUS MORTGAGE SHARES
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Bonds and Notes - 92.3%	Amount ($)		Value ($)
Asset-Backed Ctfs./Credit Cards - 1.2%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	59,000		63,579

Asset-Backed Ctfs./Home Equity Loans - .3%
Long Beach Asset Holdings,
Ser. 2004-6, Cl. N1, 4.5%, 2034	17,757	a	17,724

Asset-Backed Ctfs./Other - 3.5%
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	185,000		183,412

Residential Mortgage Pass- Through Ctfs. - 7.6%
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	209,604		211,454
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. A2, 3.554%, 2034	186,090	b	183,106
			394,560
U.S. Government - 2.9%
U.S. Treasury Notes:
3.5%, 8/15/2009	123,000		119,051
4.75%, 5/15/2014	30,000		30,424
			149,475
U.S. Government Agencies/Mortgage-Backed - 76.8%
Federal National Mortgage Association,
6.5%, 7/1/2032	194,518		199,857
Government National Mortgage Association I:
5%, 7/15/2033	1,391,530		1,372,397
5.5%, 12/15/2032-9/15/2035	1,573,906		1,582,061
6%, 12/15/2033	62,342		63,998
Government National Mortgage Association II:
6%, 7/20/2035-10/20/2035	424,153		433,430
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	345,000		347,160
			3,998,903
Total Bonds and Notes
(cost $4,862,439)			4,807,653

Other Investment- 6.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $348,000)	348,000	c	348,000

Total Investment (cost $5,210,439)	99.0%		5,155,653
Cash and Receivables (Net)	1.0%		54,404
Net Assets	100.0%		5,210,057

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At January 31, 2006 these securities amounted to $17,724 or .3% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Investments in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FIXED INCOME SECURITIES

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)